6. EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Equipment
		March 31, 2014			December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$88,584	$63,017	$25,567	$92,057	$64,123	$27,934
Computer equipment	444,936	344,982	99,954	459,426	349,636	109,790
Field equipment	242,112	145,045	97,067	251,604	144,786	106,818
Buildings	237,239	196,664	40,575	246,540	202,139	44,401
	$1,012,871	$749,708	$263,163	$1,049,627	$760,684	$288,943